Filed under Rule 497(e) Registration No. 002-83631

VALIC COMPANY I

Supplement to the Statutory Prospectus dated October 1, 2014,

as supplemented to date

Growth Fund

In the section titled “FUND SUMMARY” under the heading “Investment Adviser,” the portfolio manager disclosure for American Century Investment Management Inc. (“American Century”) is hereby supplemented with the following:

Name	Portfolio Manager of the Fund Since	Title
Ted Harlan, CFA	2014	Portfolio Manager

In the section titled “MANAGEMENT,” the sixth paragraph of the portfolio management disclosure for American Century is deleted in its entirety and replaced with the following:

American Century’s Global Growth Strategy team is managed by Keith Creveling, Brent Puff and Ted Harlan. Mr. Creveling, Senior Vice President and Senior Portfolio Manager, has been a member of the Global Growth Strategy team since November 2005. He joined American Century in October 1999 and became a portfolio manager in April 2002. Mr. Puff, Vice President and Portfolio Manager, has been a member of the Global Growth Strategy team since joining American Century in 2001 and has been a portfolio manager since February 2008. Mr. Harlan, Portfolio Manager, has been a member of the Global Growth Strategy team since joining American Century in 2007 as an analyst. He became a portfolio manager in 2014. Messrs. Creveling and Harlan are CFA charterholders.

Science & Technology Fund

In the section titled “FUND SUMMARY” under the heading “Investment Adviser,” the portfolio manager disclosure for Wellington Management Company LLP (“Wellington Management”), a Delaware limited liability partnership, is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
John F. Averill, CFA	2007	Senior Managing Director and Global Industry Analyst
Bruce L. Glazer	2007	Senior Managing Director and Global Industry Analyst
Anita M. Killian, CFA	2007	Director, Senior Managing Director and Global Industry Analyst
Michael T. Masdea	2010	Senior Managing Director and Global Industry Analyst

In the section titled “MANAGEMENT,” the third paragraph of the portfolio management disclosure for Wellington Management is deleted in its entirety and replaced with the following:

Mr. Averill, Senior Managing Director and Global Industry Analyst of Wellington Management, joined the firm as an investment professional in 1994. Mr. Glazer, Senior Managing Director and Global Industry Analyst of Wellington Management, joined the firm as an investment professional in 1997. Ms. Killian, Director, Senior Managing Director and Global Industry Analyst affiliated with Wellington Management, joined the firm as an investment professional in 2000. Mr. Masdea, Senior Managing Director and Global Industry Analyst of Wellington Management, joined the firm as an investment professional in 2008.

Small-Mid Growth Fund

In the section titled “FUND SUMMARY” under the heading Investment Adviser section, the chart is revised with respect to Goldman Sachs Asset Management, LP. The portfolio management disclosure pertaining to Mr. Craig Glassner is hereby deleted in its entirety.

In addition, under the “MANAGEMENT” section under Investment Sub-Advisers, all references to Mr. Glassner with respect to the Fund are deleted in their entirety.

Value Fund

In the section titled “FUND SUMMARY” under the heading “Investment Adviser,” the portfolio manager disclosure for Wellington is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Karen H. Grimes, CFA	2011	Senior Managing Director and Equity Portfolio Manager

In the section titled “MANAGEMENT,” the fourth paragraph of the portfolio management disclosure for Wellington Management is deleted in its entirety and replaced with the following:

The Value Fund is managed by Karen H. Grimes, CFA, Senior Managing Director and Equity Portfolio Manager of Wellington Management. Ms. Grimes joined Wellington Management as an investment professional in 1995 and she has served as Portfolio Manager of the Value Fund since 2011.

Please retain this supplement for future reference.

  Date: February 19, 2015

Filed under Rule 497(e) Registration No. 811-3738

VALIC COMPANY I

Supplement to the Statement of Additional Information (“SAI”)

dated October 1, 2014, as supplemented to date

Under the heading PORTFOLIO MANAGERS, under the section Other Accounts with regard to Goldman Sachs Asset Management, LP the chart is revised to delete Craig Glassner, and with regard to American Century Investment Management Inc. (“American Century”) the chart is supplemented as follows:

			Other Accounts (As of December 3, 2014)
			Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
Portfolio	Advisers/ Subadviser	Portfolio Managers	No. of Accounts	Assets (in $ millions)	No. of Accounts	Total Assets (in $millions)	No. of Accounts	Total Assets (in $millions)
Growth Fund	American Century	Harlan, Ted	2	734.3	13	2,200.0	11	12,200.0

Date: February 19, 2015